Share-based payments -Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 AUD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 AUD ($)
Share Incentive Plans | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	3,473,092		3,305,966		3,473,092	3,305,966	3,211,727	3,211,727
Number of non-vested shares, awarded	1,499,374	1,499,374	1,673,017	1,673,017
Number of non-vested shares, forfeited	159,669	159,669	246,806	246,806
Number of non-vested shares, Cancelled	(51,773)	(51,773)
Number of non-vested shares, vested	1,120,806	1,120,806	1,331,972	1,331,972
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 27.23		£ 26.00				£ 29.70
Weighted average fair value at grant date, non-vested shares, awarded	32.50		20.62
Weighted average fair value at grant date, non-vested shares, forfeited	29.46		23.02
Weighted average fair value at grant date, non-vested shares, cancelled	25.82
Weighted average fair value at grant date, non-vested shares, vested	£ 30.41		£ 28.72
Share Incentive Plans | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	2,933,237		2,986,080		2,933,237	2,986,080	2,993,396	2,993,396
Number of non-vested shares, awarded	1,156,078	1,156,078	1,405,348	1,405,348
Number of non-vested shares, forfeited	127,905	127,905	164,020	164,020
Number of non-vested shares, Cancelled	(95,203)	(95,203)
Number of non-vested shares, vested	985,813	985,813	1,248,644	1,248,644
Weighted average fair value at grant date, non-vested shares at beginning balance | $					$ 54.15	$ 53.32		$ 58.09
Weighted average fair value at grant date, non-vested shares, awarded | $		$ 61.05		$ 45.27
Weighted average fair value at grant date, non-vested shares, forfeited | $		53.61		$ 54.48
Weighted average fair value at grant date, non-vested shares, cancelled | $		$ 51.18
Weighted average fair value at grant date, non-vested shares, vested | $					$ 60.06	$ 55.54
Management share plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	1,897,318		1,668,590		1,897,318	1,668,590
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 27.99		£ 25.79
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	653,776	653,776	758,776	758,776
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 35.33		£ 20.07
Management share plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	1,617,838		1,530,814		1,617,838	1,530,814
Weighted average fair value at grant date, non-vested shares at beginning balance | $					$ 55.42	$ 53.88
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	577,083	577,083	701,965	701,965
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $		$ 67.93		$ 43.93
Bonus deferral plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	281,994		312,767		281,994	312,767
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 25.53		£ 23.24
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	170,036	170,036	112,623	112,623
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 34.44		£ 30.36
Bonus deferral plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	153,966		148,158		153,966	148,158
Weighted average fair value at grant date, non-vested shares at beginning balance | $					$ 52.83	$ 50.25
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	88,644	88,644	113,407	113,407
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $		$ 69.98		$ 56.78
Global employee share plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	1,196,937		1,223,144		1,196,937	1,223,144
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 26.42		£ 26.90
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	382,585	382,585	344,072	344,072
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 33.56		£ 24.33
Global employee share plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	1,161,433		1,307,108		1,161,433	1,307,108
Weighted average fair value at grant date, non-vested shares at beginning balance | $					$ 52.54	$ 53.03
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	466,308	466,308	332,010	332,010
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $		$ 65.10		$ 48.69
UK share plan [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	96,843		101,465		96,843	101,465
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 27.14		£ 27.00
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	11,120	11,120	21,082	21,082
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 34.56		£ 21.92